COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Nov. 25, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases

At November 25, 2018, future minimum payments under operating leases and lease financing obligations were as follows:

Future Minimum Payments
(Dollars in thousands)
2019	$215,634
2020	185,902
2021	152,512
2022	129,675
2023	98,319
Thereafter	281,482

Total future minimum lease payments	$1,063,524